Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Provisions Text Block Abstract
Schedule of provisions
	Workers’ profit-sharing (b)	Long-term incentive plan (c)	Quarry Rehabilitation provision (d)	Provision of legal contingencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

At January 1, 2021	9,380	12,090	10,161	3,090	34,721
Additions (b), note 23	25,165	9,763	-	-	34,928
Exchange difference	-	-	1,060	-	1,060
Unwinding of discounts, note 26	-	660	75	-	735
Change in estimate	-	-	(260)	-	(260)
Payments and advances	(10,276)	-	-	-	(10,276)
At December 31, 2021	24,269	22,513	11,036	3,090	60,908

Current portion	24,269	-	-	-	24,269
Non-current portion	-	22,513	11,036	3,090	36,639
	24,269	22,513	11,036	3,090	60,908

At January 1, 2022	24,269	22,513	11,036	3,090	60,908
Additions (b), note 23	32,161	8,272	-	1,368	41,801
Exchange difference	-	-	(495)	-	(495)
Unwinding of discounts, note 26	-	1,200	91	-	1,291
Change in estimate	-	-	2,745	-	2,745
Payments and advances	(25,097)	-	-	(2,182)	(27,279)
At December 31, 2022	31,333	31,985	13,377	2,276	78,971

Current portion	31,333	-	-	-	31,333
Non-current portion	-	31,985	13,377	2,276	47,638
	31,333	31,985	13,377	2,276	78,971

Schedule of workers’ profit sharing
	2022	2021
	S/(000)	S/(000)

Cost of sales, note 23	15,165	13,887
Administrative expenses, note 23	12,520	8,935
Selling and distribution expenses, note 23	3,287	2,227
Investment	1,189	116
	32,161	25,165